Financial risk management - Cash and Cash Equivalents (Details) - Currency risk € in Thousands, £ in Thousands, SFr in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 439,195				$ 115,551
In USD
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	435,750				109,939
In CHF
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	426	SFr 376			472	SFr 457
In GBP
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	2,861		£ 2,096		4,654		£ 3,529
In EUR
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 158			€ 129	$ 486			€ 433